INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
INCOME TAXES
Amount of unremitted earnings	$ 0
Changes in the amounts of unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	9,224	$ 84,108	$ 85,999
Increases from prior period positions	1,305	32	1,436
Decreases from prior period positions	(823)		(4,348)
Increases from current period positions	243		2,000
Decreases relating to settlements with taxing authorities			(153)
Reduction due to the lapse of the applicable statute of limitations	(893)	(74,916)	(826)
Unrecognized Tax Benefits, Ending Balance	9,056	9,224	84,108
Unrecognized tax benefits
Increase (decrease) in accrual for interest	700	10,600	2,500
Increase (decrease) in accrual for penalties	200	1,600	$ 100
Accrual for interest on income taxes	2,500	1,800
Accrual for penalties on income taxes	1,300	$ 1,100
Uncertain tax positions that would affect effective tax rate, if recognized	9,100
Expected reduction in the liability for unrecognized tax benefits, inclusive of interest & penalties, within the next 12 months, low end of the range	700
Expected reduction in the liability for unrecognized tax benefits, inclusive of interest & penalties, within the next 12 months, high end of the range	$ 3,500